Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 01, 2020	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000004202
Account Value [Line Items]
Line Graph and Table Measure Name				Ave Maria Value Focused Fund
Accumulated Value		$ 10,000			$ 11,813		$ 13,433		$ 12,339		$ 14,643		$ 16,344		$ 21,434	$ 25,966	$ 26,272	$ 36,441	$ 38,732
C000004203
Account Value [Line Items]
Line Graph and Table Measure Name				Ave Maria Value Fund
Accumulated Value		10,000			11,644		13,709		12,509		15,076		16,005		20,030	20,868	21,603	26,251	26,991
C000004204
Account Value [Line Items]
Line Graph and Table Measure Name				Ave Maria Growth Fund
Accumulated Value		10,000			11,207		14,274		14,016		19,216		22,745		26,737	21,060	27,439	31,531	34,134
C000004205
Account Value [Line Items]
Line Graph and Table Measure Name				Ave Maria Rising Dividend Fund
Accumulated Value		10,000			11,533		13,473		12,826		16,363		17,419		21,836	20,685	23,413	26,789	26,684
C000088418
Account Value [Line Items]
Line Graph and Table Measure Name				Ave Maria World Equity Fund
Accumulated Value		10,000			10,871		12,815		11,678		14,909		14,886		18,021	15,228	19,029	19,912	22,018
C000219050
Account Value [Line Items]
Line Graph and Table Measure Name				Ave Maria Growth Focused Fund
Accumulated Value	$ 10,000		$ 12,471			$ 15,958		$ 10,376		$ 14,395		$ 16,053		$ 16,808
C000004207
Account Value [Line Items]
Line Graph and Table Measure Name				Ave Maria Bond Fund
Accumulated Value		10,000			10,454		10,889		10,934		11,841		12,504		13,052	12,681	13,335	14,096	14,878
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132	21,399	27,025	33,786	39,827
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Accumulated Value		10,000			10,787		13,372		12,113		15,335		17,827		21,133	17,251	21,081	24,769	30,301
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		13,428			17,282		14,152		17,873		22,344		26,340
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,265		10,628		10,629		11,556		12,423		12,232	10,641	11,229	11,369	12,199
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,303		13,691		13,012		17,033		20,085		25,799	21,212	26,613	32,988	38,601
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			12,074		14,035		12,480		15,749		17,900		22,332	19,416	22,607	25,756	27,688
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value		10,000			11,480		13,650		12,608		16,294		18,385		23,832	21,104	24,032	27,158	30,261
S&P 500 Dividend Aristocrats TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats Index
Accumulated Value		10,000			11,183		13,613		13,242		16,946		18,416		23,202	21,762	23,599	25,270	27,109
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000		$ 14,756			$ 17,545		$ 14,218		$ 16,705		$ 19,367		$ 20,812
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value		$ 10,000			$ 10,208		$ 10,426		$ 10,518		$ 11,233		$ 11,956		$ 11,784	$ 10,813	$ 11,380	$ 11,722	$ 12,538